Business acquisition	12 Months Ended
Dec. 31, 2017
Business acquisition [Abstract]
Business acquisition
4. Business acquisition

Travel agencies

During the year ended December 31, 2016, the Group acquired 100% of equity interests of one offline travel agency to further expand the Group’s oversea tourism market and promote the Group’s destination service. The total purchase price of RMB28,077 including cash consideration of RMB16,507 and RMB11,570 representing the fair value of contingent consideration to be made based on the achievement of certain revenue and profit target over the next four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2016, the Group paid RMB16,507 of the cash consideration, and accrued additional RMB680 of contingent consideration based on the revaluation of the fair value. During the year ended December 31, 2017, the Group finalized the purchase price allocation of acquisitions during the measurement period. The final purchase price allocation did not have material difference from the preliminary estimates made in 2016. During the year ended December 31, 2017, the Group paid RMB3,600 of the contingent cash consideration, and accrued additional RMB1,030 of contingent consideration based on the revaluation of the fair value. As of December 31, 2017, the total unpaid contingent consideration was RMB9,680.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including the cash acquired of RMB8.3 million)	12,907
Trade names	2,464	9.5years
Non-compete agreement	3,676	6 years
Goodwill	10,565
Deferred tax liability	(1,535)
Total considerations	28,077

During the year ended December 31, 2015, the Group acquired the 90%, 100%, 75.02% and 80% of equity interests in four offline travel agencies, respectively. The Group gained access to the expanding Taiwan tours market and improved its capability of direct procurement of travel related products by means of these acquisitions. The total purchase price of RMB115,498 included cash consideration of RMB100,163 and RMB15,335 representing the fair value of contingent consideration to be made based on the achievement of certain revenue and profit target over the next three to four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2016, the Group finalized the purchase price allocation of acquisitions during the measurement period and obtained new fair value information related to certain assets acquired and liabilities assumed. The final purchase price allocation did not have material difference from the preliminary estimates made in 2015. The Group adjusted the purchase price allocation by increasing net liabilities by RMB2,891, decreasing customer relationships by RMB138, decreasing trade names by RMB449, decreasing non-compete agreement by RMB99, decreasing non-controlling interests by RMB401, increasing goodwill by RMB505, and decreasing deferred tax liabilities by RMB172. During the year ended December 31, 2016, the Group paid RMB7,973 of the cash consideration, and reversed RMB1,905 of contingent consideration based on the revaluation of the fair value. During the year ended December 31, 2017, the Group paid RMB3,200 of the cash consideration, and accrued additional RMB4,542 for the contingent consideration based on the revaluation of the fair value. As of December 31, 2017, the total unpaid contingent consideration was RMB28,436.

The business acquisitions were accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net liabilities (including the cash acquired of RMB24 million)	(59,923)
Travel licenses	25,100	20 years
Customer relationship	13,458	14.25-14.5 years
Trade names	39,170	7-14 years
Software	3,013	5 years
Non-compete agreement	1,683	3.5-5.25 years
Goodwill	133,324
Deferred tax liability	(20,606)
Noncontrolling interest	(19,721)
Total considerations	115,498

During the year ended December 31, 2015, subsequent to the acquisition, the Group acquired the remaining 10% equity interest of one of travel agencies with cash consideration of RMB1,496, which was treated as equity acquisition and the difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB683 was recorded as a reduction of additional paid-in capital during the year ended December 31, 2015.

Other acquisition

During the year ended December 31, 2015, the Group acquired 100% equity interests in a technology company which focuses on air ticketing platform development. The total consideration was RMB8,645. The business acquisitions were accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net liabilities	(355)
Software	5,960	6 years
Non-compete agreement	1,040	6 years
Goodwill	3,750
Deferred tax liability	(1,750)
Total considerations	8,645

The Group measured the fair value of the trade names and travel licenses under the relief-from-royalty method. Under the methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the assets, royalty rates, discount rate and estimated asset lives. Customer relationships were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after deduction of cash flows attributable to other contributory assets to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, for other contributory assets, discount rate, remaining useful life, tax amortization benefit and customer attrition rates. The Group measured the fair value of non-compete agreements based on incremental discounted cash flow analyses computed with and without the non-compete terms as described in share purchase agreement and the probability that such competition exists. The Group measured the fair value of the software under the replacement cost method.

Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated income statements, either individually or in aggregate.